Disclosure of dividends (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Dividend per share	$ 0.18	$ 0.16
Dividend payable	$ 24,274,000	$ 17,037,000
February 16, 2016 [Member]
Statement [Line Items]
Dividend per share		$ 0.04
Dividend payable		$ 4,248,000
Shares issued under dividend reinvestment plan		7,144,004
May 4, 2016 [Member]
Statement [Line Items]
Dividend per share		$ 0.04
Dividend payable		$ 4,259,000
Shares issued under dividend reinvestment plan		11,594,125
August 4, 2016 [Member]
Statement [Line Items]
Dividend per share		$ 0.04
Dividend payable		$ 4,264,000
Shares issued under dividend reinvestment plan		4,460,148
November 9, 2016 [Member]
Statement [Line Items]
Dividend per share		$ 0.04
Dividend payable		$ 4,266,000
Shares issued under dividend reinvestment plan		4,591,999
March 15, 2017 [Member]
Statement [Line Items]
Dividend per share		$ 0.04
Dividend payable		$ 4,264,000
Shares issued under dividend reinvestment plan	8,024,301
May 4, 2017 [Member]
Statement [Line Items]
Dividend per share	$ 0.04
Dividend payable	$ 4,270,000
Shares issued under dividend reinvestment plan	13,498,789
August 3, 2017 [Member]
Statement [Line Items]
Dividend per share	$ 0.05
Dividend payable	$ 7,850,000
Shares issued under dividend reinvestment plan	5,683,585
November 7, 2017 [Member]
Statement [Line Items]
Dividend per share	$ 0.05
Dividend payable	$ 7,890,000
Shares issued under dividend reinvestment plan	6,863,864